Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 31, 2012	$ 8,000		$ (5,019)	$ (4,219)
Beginning Balance - Shares at Dec. 31, 2012	8,000,000
Related Party debt forgiven		4,219		4,219
Net income/loss
Ending Balance, Amount at Dec. 31, 2013	8,000	4,219	(5,019)
Ending Balance, Shares at Dec. 31, 2013	8,000,000
Net income/loss			(4,344)	(4,344)
Ending Balance, Amount at Dec. 31, 2014	$ 8,000	$ 4,219	$ (9,363)	$ (4,344)
Ending Balance, Shares at Dec. 31, 2014	8,000,000